May 1, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (the "Fund")
   1933 Act File No.: 33-49014
   1940 Act File No.: 811-07044
   CIK No.: 0000890064

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 44 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 9, 2019.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Analyst/Paralegal